Business Combination/Disposal of Subsidiaries (Details) - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiaries at Acquisition Date - Acquisition of Equity Interest in Subsidiaries [Member] - MYR (RM)
	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiaries at Acquisition Date [Line Items]
Cash and bank balances		RM 102,101
Trade payables		(6,666)
Other payables and accruals		(9,228)
Net assets		551,207
Non-controlling interests measured at fair value		(139,960)
Group’s share of net assets		411,247
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss		(94,672)
Add: Goodwill on consolidation		7,734,427
Total fair value of consideration for the acquisitions		8,051,002
Trade receivables		465,000
ARB Synergy Group [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiaries at Acquisition Date [Line Items]
Cash and bank balances	RM 1,297
Other receivables	1,975
Other payables and accruals	(51,069)
Net assets	(47,797)
Non-controlling interests measured at fair value
Group’s share of net assets	(47,797)
Add: Goodwill on consolidation	47,798
Total fair value of consideration for the acquisitions	RM 1
ARB WMS [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiaries at Acquisition Date [Line Items]
Cash and bank balances		100,000
Trade payables
Other payables and accruals		(4,368)
Net assets		285,632
Non-controlling interests measured at fair value		(139,960)
Group’s share of net assets		145,672
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss		(94,672)
Add: Goodwill on consolidation
Total fair value of consideration for the acquisitions		51,000
Trade receivables		190,000
ARB Innovation [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiaries at Acquisition Date [Line Items]
Cash and bank balances		1,000
Trade payables		(6,666)
Other payables and accruals		(2,034)
Net assets		267,300
Non-controlling interests measured at fair value
Group’s share of net assets		267,300
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss
Add: Goodwill on consolidation		7,732,701
Total fair value of consideration for the acquisitions		8,000,001
Trade receivables		275,000
ARB R1 [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiaries at Acquisition Date [Line Items]
Cash and bank balances		1,101
Trade payables
Other payables and accruals		(2,826)
Net assets		(1,725)
Non-controlling interests measured at fair value
Group’s share of net assets		(1,725)
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss
Add: Goodwill on consolidation		1,726
Total fair value of consideration for the acquisitions		1
Trade receivables